Quarterly Report
August 31, 2022
MFS®  International Intrinsic Value Fund
FGI-Q1

Portfolio of Investments
8/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.6%
Airlines – 0.7%
Ryanair Holdings PLC, ADR (a)	2,069,998	$150,509,555
Alcoholic Beverages – 5.5%
Diageo PLC	12,848,343	$560,852,344
Pernod Ricard S.A.	3,431,637	630,439,705
		$1,191,292,049
Apparel Manufacturers – 2.6%
Adidas AG	722,427	$107,651,768
Compagnie Financiere Richemont S.A.	2,185,257	244,022,427
LVMH Moet Hennessy Louis Vuitton SE	327,768	211,999,011
		$563,673,206
Automotive – 0.8%
Knorr-Bremse AG	1,666,967	$80,996,845
Michelin (CGDE)	3,899,672	94,803,911
		$175,800,756
Brokerage & Asset Managers – 2.2%
Deutsche Boerse AG	1,720,674	$291,059,269
Euronext N.V.	2,403,295	177,779,009
		$468,838,278
Business Services – 6.3%
Cap Gemini S.A.	774,178	$134,003,591
Experian PLC	9,483,972	288,239,749
Intertek Group PLC	3,733,679	171,718,343
Nomura Research Institute Ltd.	7,469,854	202,018,193
Secom Co. Ltd.	3,326,700	213,046,845
SGS S.A.	141,714	311,894,271
Sohgo Security Services Co. Ltd.	1,562,900	40,502,578
		$1,361,423,570
Chemicals – 2.1%
Givaudan S.A.	142,446	$453,666,158
Computer Software – 10.2%
ANSYS, Inc. (a)	1,653,711	$410,616,441
Cadence Design Systems, Inc. (a)	6,531,107	1,134,910,464
Dassault Systemes SE	5,132,407	197,973,447
NICE Systems Ltd., ADR (a)	337,429	71,997,226
OBIC Co. Ltd.	1,312,900	195,003,344
SAP SE	2,572,010	219,548,023
		$2,230,048,945
Computer Software - Systems – 2.9%
Amadeus IT Group S.A. (a)	3,990,335	$210,537,781
Samsung Electronics Co. Ltd.	9,456,193	418,896,539
		$629,434,320
Construction – 1.2%
CRH PLC	3,029,752	$111,440,738
Geberit AG	316,618	146,098,597
		$257,539,335

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 9.3%
Beiersdorf AG	1,339,766	$135,447,675
Kao Corp.	5,626,500	244,008,139
Kobayashi Pharmaceutical Co. Ltd.	2,803,600	159,441,576
KOSE Corp.	470,700	44,454,237
Lion Corp.	6,167,500	72,198,340
L'Oréal	1,438,269	493,911,573
Reckitt Benckiser Group PLC	6,900,491	531,815,971
ROHTO Pharmaceutical Co. Ltd. (h)	7,665,500	230,992,735
Svenska Cellulosa Aktiebolaget	7,751,914	116,313,850
		$2,028,584,096
Electrical Equipment – 7.4%
Halma PLC	7,038,284	$169,264,718
Legrand S.A.	6,419,063	464,483,698
OMRON Corp.	2,666,200	140,253,583
Schneider Electric SE	6,075,075	721,123,150
Yokogawa Electric Corp.	6,106,100	106,870,213
		$1,601,995,362
Electronics – 7.1%
Analog Devices, Inc.	3,314,594	$502,260,429
ASML Holding N.V.	198,948	96,471,794
DISCO Corp.	504,700	123,139,989
Hirose Electric Co. Ltd. (h)	2,563,900	364,120,633
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,580,974	465,174,183
		$1,551,167,028
Engineering - Construction – 1.0%
IMI PLC (h)	16,960,315	$226,385,263
Food & Beverages – 9.1%
Chocoladefabriken Lindt & Sprungli AG	6,507	$68,831,079
Ezaki Glico Co. Ltd.	3,071,100	79,901,122
ITO EN Ltd.	4,203,900	184,644,086
Kerry Group PLC	1,418,438	146,235,424
Nestle S.A.	10,230,286	1,199,167,437
Nissan Foods Holdings Co. Ltd.	535,600	38,316,175
Toyo Suisan Kaisha Ltd. (h)	6,574,300	270,212,366
		$1,987,307,689
Insurance – 0.4%
Hiscox Ltd.	7,739,693	$80,723,047
Machinery & Tools – 5.8%
Epiroc AB	9,906,832	$151,697,728
GEA Group AG	5,237,413	182,585,272
Nordson Corp.	851,211	193,369,603
Schindler Holding AG	1,187,002	206,298,273
SMC Corp.	555,600	263,675,489
Spirax-Sarco Engineering PLC	2,090,531	254,841,916
		$1,252,468,281
Major Banks – 0.9%
UBS Group AG	12,716,560	$200,853,453
Medical Equipment – 4.0%
Agilent Technologies, Inc.	1,322,122	$169,562,146
Bruker BioSciences Corp.	2,080,724	116,520,544
EssilorLuxottica	1,457,414	217,530,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Nihon Kohden Corp.	2,185,300	$49,951,506
Shimadzu Corp.	10,331,500	302,737,318
Terumo Corp.	754,400	24,267,043
		$880,568,964
Other Banks & Diversified Financials – 1.6%
Chiba Bank Ltd.	10,538,800	$56,821,855
Hachijuni Bank Ltd.	10,338,900	35,440,742
Julius Baer Group Ltd.	1,512,252	72,939,842
Jyske Bank A.S. (a)	1,312,546	65,601,805
Mebuki Financial Group, Inc.	17,410,870	33,369,400
North Pacific Bank Ltd.	15,497,700	25,635,874
Sydbank A.S.	1,740,408	50,419,684
		$340,229,202
Pharmaceuticals – 2.7%
Bayer AG	3,221,744	$170,302,645
Roche Holding AG	1,060,993	341,719,862
Santen Pharmaceutical Co. Ltd.	10,770,200	77,443,410
		$589,465,917
Precious Metals & Minerals – 3.7%
Agnico Eagle Mines Ltd.	3,377,598	$139,285,573
Franco-Nevada Corp.	4,612,540	554,551,388
Wheaton Precious Metals Corp.	3,645,261	111,271,568
		$805,108,529
Printing & Publishing – 1.1%
Wolters Kluwer N.V.	2,417,681	$236,442,719
Real Estate – 1.3%
LEG Immobilien SE	1,195,086	$90,459,481
TAG Immobilien AG	5,004,797	46,246,921
Vonovia SE, REIT	5,170,613	140,297,657
		$277,004,059
Specialty Chemicals – 4.4%
Croda International PLC	1,186,752	$92,463,850
Kansai Paint Co. Ltd.	4,955,300	76,214,146
Novozymes A.S.	6,458,401	370,375,549
Sika AG	800,265	179,109,701
Symrise AG	2,382,458	249,840,205
		$968,003,451
Specialty Stores – 0.3%
Ocado Group PLC (a)	3,229,077	$27,172,695
Zalando SE (a)	1,525,982	35,366,838
		$62,539,533
Total Common Stocks		$20,571,072,765
Preferred Stocks – 1.9%
Consumer Products – 1.9%
Henkel AG & Co. KGaA	6,249,259	$403,439,742

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	4,568,796	$2,944,595

Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 2.21% (v)	681,995,327	$681,995,327

Other Assets, Less Liabilities – 0.4%		89,759,605
Net Assets – 100.0%		$21,749,212,034
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,773,706,324 and $19,885,746,105, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$270,212,366	$3,384,468,571	$—	$3,654,680,937
Switzerland	1,270,943,111	2,156,602,584	—	3,427,545,695
France	—	3,344,047,502	—	3,344,047,502
United States	2,527,239,627	—	—	2,527,239,627
United Kingdom	478,826,653	1,924,651,243	—	2,403,477,896
Germany	1,826,816,234	326,426,107	—	2,153,242,341
Canada	805,108,529	—	—	805,108,529
Denmark	50,419,684	435,977,354	—	486,397,038
Taiwan	465,174,183	—	—	465,174,183
Other Countries	222,506,781	1,488,036,573	—	1,710,543,354
Mutual Funds	681,995,327	—	—	681,995,327
Total	$8,599,242,495	$13,060,209,934	$—	$21,659,452,429
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hirose Electric Co. Ltd.	$356,896,633	$—	$—	$—	$7,224,000	$364,120,633
IMI PLC	301,554,515	—	—	—	(75,169,252)	226,385,263
ITO EN Ltd.*	191,926,495	—	14,435,491	6,681,659	471,423	—
MFS Institutional Money Market Portfolio	919,522,220	603,178,791	840,690,257	(5,249)	(10,178)	681,995,327
ROHTO Pharmaceutical Co. Ltd.	196,795,568	—	—	—	34,197,167	230,992,735
Toyo Suisan Kaisha Ltd.	266,668,004	—	22,817,783	1,365,186	24,996,959	270,212,366
	$2,233,363,435	$603,178,791	$877,943,531	$8,041,596	$(8,289,881)	$1,773,706,324
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hirose Electric Co. Ltd.	$1,720,921	$—
IMI PLC	—	—
ITO EN Ltd.*	—	—
MFS Institutional Money Market Portfolio	2,792,854	—
ROHTO Pharmaceutical Co. Ltd.	—	—
Toyo Suisan Kaisha Ltd.	—	—
$4,513,775
* Held at period end. No longer considered an affiliated issuer.

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2022, are as follows:
Japan	16.8%
Switzerland	15.8%
France	15.4%
United States	15.2%
United Kingdom	11.0%
Germany	9.9%
Canada	3.7%
Denmark	2.2%
Taiwan	2.1%
Other Countries	7.9%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.